Stock Options - Fair Value Assumptions (Details) - Non-Qualified Stock Options	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of option	10 years	3 years
Risk free interest rates	2.18%	1.12%
Estimated volatility	972.10%	593.30%
Dividend yield	0.00%	0.00%